CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (2,341,660)	$ (14,774,392)	$ 1,051,825	$ (19,194,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	365	366	1,462	1,544
Stock-based compensation expense	64,142	171,493	680,455	674,961
Loss on disposal of assets				803
Change in fair value of derivative liabilities	(35,903)	12,820,618	(9,734,759)	6,503,174
Fair value of derivative liabilities in excess of proceeds	0	322,644	322,644	7,174,634
Financing transaction costs				137,192
Loss on extinguishment of debt - related party			(725,425)	(590,392)
Loss on common stock issuance from conversion of accrued interest				9,794
Amortization of debt discount	130,710	56,952	629,293	58,536
Changes in assets and liabilities
Prepaid expenses	53,628	(208,619)	(59,502)	198,235
Other current assets	3,662		(4,941)	(2,609)
Accounts payable	807,457	152,684	124,212	(85,324)
Accounts payable to related party	30,903		10,000
Accrued interest due to related party	35,645
Other current liabilities	(15,062)	27,134	225,945	(10,110)
Net cash used in operating activities	(1,266,113)	(1,431,120)	(6,027,941)	(3,943,014)
Cash flows from investing activities:
Purchases of property and equipment				(4,385)
Net cash used in investing activities				(4,385)
Cash flows from financing activities:
Proceeds from the issuance of Common stock and warrants, net of $80,628 and $154,092 of issuance costs in 2019 and 2018, respectively			1,919,372	3,095,908
Proceeds from warrant exercises			4,080,000	98,700
Proceeds from secured convertible promissory note - related party				400,000
Proceeds from convertible multi-draw credit agreement - related party, net of issuance costs		3,990,699	3,990,699	1,946,293
Prepayment of convertible multi-draw credit agreement - related party			(3,985,500)
Net cash provided by financing activities		3,990,699	6,004,571	5,540,901
Net (decrease) increase in cash and restricted cash	(1,266,113)	2,559,579	(23,370)	1,593,502
Cash and restricted cash, beginning of year	1,834,515	1,857,885	1,857,885	264,383
Cash and restricted cash, end of year	568,402	4,417,464	1,834,515	1,857,885
Reconciliation of cash and restricted cash:
Cash	563,864	4,412,952	1,829,977	1,853,373
Restricted cash	4,538	4,512	4,538	4,512
Total cash and restricted cash shown in the consolidated statements of cash flows	568,402	4,417,464	1,834,515	1,857,885
Cash paid during the year for:
Interest		59,111	371,420	23,334
Income taxes			1,600	1,642
Supplemental disclosures of non-cash financing activities
Beneficial conversion feature on convertible multi-draw credit agreement		1,584,850	1,584,850	90,080
Proceeds allocated to equity classified warrants issued with convertible multi-draw credit agreement		716,110	716,110	315,080
Fair value of compound derivative liability bifurcated from convertible multi-draw credit agreement		$ 193,414	193,414	204,102
Reclassification of warrant liabilities to equity from exercise of warrants	$ 26,563		$ 6,077,698	1,539,866
Fair value of warrants issued in connection with financings				10,424,634
Conversion of outstanding preferred stock into common stock				1,947,228
Fair value of common stock issued in extinguishment of convertible debt and accrued interest				1,713,766
Conversion of outstanding preferred stock subject to redemption into common stock				$ 828,915